INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Inventories
	As of December 31,
	2 0 1 3	2 0 1 2

Raw materials	$2,032	$2,972
Work in process	8,797	6,582
Finished goods	7,289	8,273
	$18,118	$17,827